UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Money Market Fund

April 30, 2016

NFS-QTLY-0616
1.800344.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.1%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.83% 5/6/16, VRDN (a)(b)	$3,200,000	$3,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.46% 5/6/16, VRDN (a)	5,750,000	5,750,000
		8,950,000
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 5/6/16, VRDN (a)	10,600,000	10,600,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.5% 5/6/16, VRDN (a)	1,900,000	1,900,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (NUCOR Corp. Proj.) Series 1998, 0.83% 5/6/16, VRDN (a)(b)	1,600,000	1,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.74% 5/6/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	24,500,000	24,500,000
		26,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.5% 5/6/16, VRDN (a)	1,000,000	1,000,000
Florida - 0.0%
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 0.59% 5/2/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	100,000	100,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 5/6/16, VRDN (a)	16,550,000	16,550,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2012, 0.36% 5/2/16, VRDN (a)(b)	7,525,000	7,525,000
Series 2013, 0.52% 5/6/16, VRDN (a)	1,900,000	1,900,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.34% 5/2/16, VRDN (a)	1,000,000	1,000,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.45% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 5/6/16, VRDN (a)	700,000	700,000
		34,530,000
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.6% 5/6/16, VRDN (a)(b)	2,700,000	2,700,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 5/6/16, VRDN (a)	2,000,000	2,000,000
Series 2010 B1, 0.7% 5/6/16, VRDN (a)	600,000	600,000
		2,600,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.55% 5/6/16, VRDN (a)(b)	2,650,000	2,650,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.83% 5/6/16, VRDN (a)(b)	3,200,000	3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.68% 5/6/16, VRDN (a)(b)	3,100,000	3,100,000
New York - 42.6%
Albany Indl. Dev. Agcy. Ind. Dev. 0.9% 5/6/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	325,000	325,000
Nassau Health Care Corp. Rev.:
Series 2009 C2, 0.42% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	10,515,000	10,515,000
Series 2009 D1, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	12,380,000	12,380,000
New York City Gen. Oblig.:
Series 2004 H1, 0.28% 5/2/16, LOC Bank of New York, New York, VRDN (a)	7,155,000	7,155,000
Series 2004 H4, 0.28% 5/2/16, LOC Bank of New York, New York, VRDN (a)	10,800,000	10,800,000
Series 2006 E2, 0.28% 5/2/16, LOC Bank of America NA, VRDN (a)	21,015,000	21,015,000
Series 2008 J5, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	3,000,000	3,000,000
Series 2008 L4, 0.29% 5/2/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	3,855,000	3,855,000
Series 2008 L5, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	18,500,000	18,500,000
Series 2013 A3, 0.3% 5/2/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	12,100,000	12,100,000
Series 2013 F3, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	47,300,000	47,300,000
Series 2014 D3, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,400,000	3,400,000
Series 2015 F6, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000,000	6,000,000
Series D5, 0.3% 5/2/16, LOC PNC Bank NA, VRDN (a)	7,500,000	7,500,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.42% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	30,000,000	30,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 0.45% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,430,000	5,430,000
(Aldus Street Apts. Proj.) Series A, 0.43% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(Beacon Mews Dev. Proj.) Series 2006 A, 0.45% 5/6/16, LOC Citibank NA, VRDN (a)(b)	15,500,000	15,500,000
(Manhattan Court Dev. Proj.) Series A, 0.44% 5/6/16, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
(Related-Upper East Proj.) Series A, 0.44% 5/6/16, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	47,000,000	47,000,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.42% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	21,000,000	21,000,000
(State Renaissance Court Proj.) Series A, 0.43% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	6,500,000	6,500,000
(Urban Horizons II Dev. Proj.) Series 2005 A, 0.43% 5/6/16, LOC Citibank NA, VRDN (a)(b)	5,365,000	5,365,000
(West 48th Street Dev. Proj.) Series 2001 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	13,600,000	13,600,000
(One Columbus Place Dev. Proj.) Series A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	49,200,000	49,200,000
(Westport Dev. Proj.) Series 2004 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	9,000,000	9,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.32% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
(Casa Proj.) Series 2000, 0.43% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	11,585,000	11,585,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.45% 5/6/16, LOC Lloyds Bank PLC, VRDN (a)(b)	40,000,000	40,000,000
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (U.S.A. Waste Svcs. Proj.) 0.44% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,600,000	18,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 BB2, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	3,900,000	3,900,000
Series 2009 BB2, 0.3% 5/2/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,000,000	5,000,000
Series 2013 AA-1, 0.3% 5/2/16 (Liquidity Facility PNC Bank NA), VRDN (a)	8,400,000	8,400,000
Series 2014 BB1, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	14,165,000	14,165,000
Series 2016 AA2, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	17,300,000	17,300,000
Series FF, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	9,000,000	9,000,000
0.3% 5/2/16 (Liquidity Facility PNC Bank NA), VRDN (a)	12,400,000	12,400,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1D, 0.34% 5/2/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,610,000	6,610,000
Series 2003 A2, 0.28% 5/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	64,000,000	64,000,000
Series 2003 C2, 0.34% 5/2/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,300,000	6,300,000
Series 2013 A5, 0.29% 5/2/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	14,600,000	14,600,000
Series 2013 A6, 0.29% 5/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,800,000	8,800,000
Series 2013 C5, 0.38% 5/6/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	7,420,000	7,420,000
Series 2015 E4, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	41,900,000	41,900,000
Series 2016 A4, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	35,540,000	35,540,000
Series 2016 E4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,900,000	6,900,000
Series C, 0.29% 5/2/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	18,500,000	18,500,000
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.42% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 D, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	30,530,000	30,530,000
(College of New Rochelle Proj.) Series 2008, 0.46% 5/6/16, LOC RBS Citizens NA, VRDN (a)	12,305,000	12,305,000
(Northern Westchester Hosp. Assoc. Proj.) Series 2009, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
(The Culinary Institute of America Proj.):
Series 2004 C, 0.43% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	9,825,000	9,825,000
Series 2006, 0.43% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	6,075,000	6,075,000
New York Hsg. Fin. Agcy. Rev.:
(125 West 31st Street Proj.) Series 2005 A, 0.44% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	49,200,000	49,200,000
(150 East 44th Street Hsg. Proj.) Series 2001 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
(1500 Lexington Avenue Proj.) Series A, 0.41% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	30,000,000	30,000,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	87,005,000	87,005,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.32% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
Series 2002 A, 0.32% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	34,090,000	34,090,000
(455 West 37th Street Hsg. Proj.) Series A, 0.32% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,500,000	17,500,000
(505 West 37th Street Proj.):
Series 2008 A, 0.35% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	82,900,000	82,900,000
Series 2009 A, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700,000	27,700,000
Series 2009 B, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700,000	27,700,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	16,100,000	16,100,000
(600 West and 42nd St. Hsg. Proj.):
Series 2007 A:
0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	182,235,000	182,234,996
0.42% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	46,500,000	46,500,000
Series 2008 A, 0.44% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	5,090,000	5,090,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.42% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,500,000	8,500,000
(88 Leonard Street Proj.) Series 2005 A, 0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,900,000	10,900,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	17,000,000	17,000,000
(Chelsea Apts. Proj.) Series 2003 A, 0.41% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	20,000,000	20,000,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 0.44% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2006 A, 0.44% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	25,000,000	25,000,000
(Helena Hsg. Proj.) Series 2003 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Saville Hsg. Proj.) Series 2002 A, 0.42% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	22,000,000	22,000,000
(Talleyrand Crescent Hsg. Proj.) Series A, 0.43% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	28,320,000	28,320,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,550,000	4,550,000
(Union Square South Proj.) Series 1996 A, 0.42% 5/6/16, LOC Fannie Mae, VRDN (a)(b)	46,050,000	46,050,000
Series 2001 A, 0.44% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	44,000,000	44,000,000
Series 2013 A1, 0.44% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,500,000	13,500,000
Series 2013 A2, 0.45% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	10,000,000	10,000,000
Series 2014 A2, 0.44% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,300,000	15,300,000
Series 2015 A, 0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,900,000	13,900,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.28% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,600,000	8,600,000
Series 2005 E1, 0.29% 5/2/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	2,375,000	2,375,000
Series 2012 G2, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	20,000,000	20,000,000
Series 2015 E, 0.44% 5/6/16, LOC Bank of The West San Francisco, VRDN (a)	10,500,000	10,500,000
Series 2015 E1, 0.29% 5/2/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C2, 0.44% 5/6/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	10,000,000	10,000,000
Series 2004 C3, 0.45% 5/6/16, LOC Mizuho Bank Ltd., VRDN (a)(b)	17,500,000	17,500,000
Series 2010 A2, 0.42% 5/6/16, LOC Bank of Nova Scotia, VRDN (a)(b)	8,000,000	8,000,000
Series 2010 A, 0.45% 5/6/16, LOC Bank of Nova Scotia, VRDN (a)(b)	48,700,000	48,700,000
Series 2010 A4, 0.41% 5/6/16, LOC Bank of Nova Scotia, VRDN (a)(b)	4,100,000	4,100,000
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 0.67% 5/6/16, LOC Citibank NA, VRDN (a)(b)	440,000	440,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	19,700,000	19,700,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.59% 5/6/16, LOC RBS Citizens NA, VRDN (a)	4,765,000	4,765,000
		1,967,214,996
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 1991 2, 0.49% 5/31/16, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.46% 5/31/16, VRDN (a)(c)	500,000	500,000
Series 1997 1, 0.46% 5/31/16, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.46% 5/31/16, VRDN (a)(c)	1,000,000	1,000,000
		8,400,000
Texas - 0.9%
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.45% 5/6/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,800,000	4,800,000
(Formosa Plastics Corp. Texas Proj.) Series 2008, 0.47% 5/6/16, LOC Bank of America NA, VRDN (a)(b)	10,000,000	10,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.52% 5/2/16, VRDN (a)	3,675,000	3,675,000
Series 2004, 0.7% 5/6/16, VRDN (a)(b)	2,200,000	2,200,000
Series 2009 A, 0.52% 5/2/16, VRDN (a)	2,315,000	2,315,000
Series 2009 C, 0.51% 5/2/16, VRDN (a)	1,800,000	1,800,000
Series 2010 B, 0.52% 5/2/16, VRDN (a)	7,500,000	7,500,000
Series 2010 D, 0.51% 5/2/16, VRDN (a)	11,000,000	11,000,000
		43,290,000
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.46% 5/6/16, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.79% 5/6/16, VRDN (a)(b)	3,300,000	3,300,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.79% 5/6/16, VRDN (a)(b)	2,800,000	2,800,000
		6,100,000
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.54% 5/6/16, VRDN (a)(b)	800,000	800,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.48% 5/6/16, VRDN (a)	1,800,000	1,800,000
		2,600,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,128,034,996)		2,128,034,996

Tender Option Bond - 18.9%
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.56% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,700,000	1,700,000
New Jersey - 0.3%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)(d)	15,200,000	15,200,000
New York - 15.2%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,240,000	3,240,000
JPMorgan Chase Bonds Series Putters 4410, 0.5%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	67,205,000	67,205,000
New York City Gen. Oblig. Participating VRDN:
Series 15 XF0092, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,175,000	14,175,000
Series 15 ZF0197, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Series 15 ZF0201, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700,000	2,700,000
Series BC 13 19U, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,275,000	5,275,000
Series MS 3324, 0.45% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	6,650,000	6,650,000
Series Putters 14 0013, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,330,000	3,330,000
Series Putters 3118, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,180,000	5,180,000
Series Putters 3793, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series Putters 4345, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750,000	3,750,000
Series ROC II R 14045, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	11,350,000	11,350,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0097, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,515,000	2,515,000
Series 15 XF0128, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,535,000	23,535,000
Series 16 XM0145, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,000,000	9,000,000
Series 16 ZM0161, 0.43% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000,000	4,000,000
Series BC 13 16U, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,000,000	3,000,000
Series BC 13 3WX, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC)(a)(d)	9,610,000	9,610,000
Series EGL 14 0043, 0.45% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series Floaters 3129, 0.45% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	24,860,000	24,860,000
Series MS 3274 X, 0.45% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	7,980,000	7,980,000
Series MS 3362, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000,000	5,000,000
Series MS 3373, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,980,000	5,980,000
Series Putters 15 XM0002, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	18,030,000	18,030,000
Series Putters 3223, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,670,000	1,670,000
Series putters 3231Z, 0.31% 5/2/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,675,000	8,675,000
Series Putters 3384, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875,000	1,875,000
Series Putters 3496Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,050,000	7,050,000
Series Putters 3497Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,025,000	13,025,000
Series Putters 4378, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,715,000	4,715,000
Series ROC II R 11916, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	5,005,000	5,005,000
Series ROC II R 11931, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	6,815,000	6,815,000
Series ROC II R 11966, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series 16 XM0195, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335,000	3,335,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 16 XF0396, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series 16 XF2215, 0.43% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	6,900,000	6,900,000
Series 2014 XM0029, 0.43% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)	3,270,000	3,270,000
Series 2015 ZF0185, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,250,000	6,250,000
Series BC 11 8B, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,800,000	5,800,000
Series MS 15 XM0104, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series MS 3358, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,165,000	5,165,000
Series MS 3399, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,115,000	2,115,000
Series Putters 3544, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,655,000	10,655,000
Series Putters 4043, 0.43% 5/2/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	8,340,000	8,340,000
Series Putters 4331, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,240,000	3,240,000
Series Putters 4399, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series RBC O 65, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500,000	4,500,000
Series ROC II R 11994, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	8,880,000	8,880,000
Series ROC II R 14082, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	6,380,000	6,380,000
0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,850,000	3,850,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	6,000,000	6,000,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series MS 3275, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,000,000	10,000,000
Series Putters 14 0014, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3281Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,120,000	1,120,000
Series Putters 3518, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,685,000	12,685,000
Series ROC II R 11984, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,365,000	6,365,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.56%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	11,000,000	11,000,000
Participating VRDN:
ROC II R 11944, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	11,400,000	11,400,000
Series Putters 1955, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,440,000	6,440,000
Series Putters 3382, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995,000	4,995,000
Series Putters 3803, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000,000	6,000,000
Series ROC II R 11722, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	9,870,000	9,870,000
Series ROC II R 11955, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	9,000,000	9,000,000
Series ROC II R 11975, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	5,290,000	5,290,000
Series XF 0291, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,000,000	15,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BC 12 9 W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,100,000	4,099,989
Series Putters 3376, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,005,000	2,005,000
New York Liberty Dev. Corp. Participating VRDN 0.46% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	30,000,000	30,000,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,145,000	4,145,000
Series 16 ZM0174, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,045,000	4,045,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	16,800,000	16,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	8,080,000	8,080,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000,000	2,000,000
Series BC 12 10W, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,000,000	5,000,000
Series Putters 4405, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,800,000	5,800,000
Series Putters 4406, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000,000	3,000,000
Series RBC 16 ZM 0138, 0.43% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.43% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(d)	3,500,000	3,500,000
Series ROC II R11934, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	9,450,000	9,450,000
Series XF 0289, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	36,735,000	36,735,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,700,000	5,700,000
Series RBC O 74, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,550,000	5,550,000
		700,539,989
New York And New Jersey - 3.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,150,000	3,150,000
Series 16 ZF0326, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,415,000	5,415,000
Series 16 ZF0367, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	985,000	985,000
Series 16 ZM0160, 0.44% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(d)	7,700,000	7,700,000
Series EGL 06 107 Class A, 0.47% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)(d)	87,600,000	87,600,000
Series Floaters 14 0001, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,710,000	1,710,000
Series MS 15 ZM0099, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,500,000	3,500,000
Series Putters 14 0002, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	8,885,000	8,885,000
Series Putters 14 0010, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,665,000	6,665,000
Series Putters 15 XM013, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,500,000	6,500,000
Series Putters 2945, 0.49% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,665,000	1,665,000
Series ROC II R 11715, 0.46% 5/6/16 (Liquidity Facility Citibank NA) (a)(b)(d)	11,250,000	11,250,000
Series ROC II R 14077, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(d)	2,585,000	2,585,000
Series TD 0013, 0.46% 5/6/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	5,120,000	5,120,000
		153,830,000
TOTAL TENDER OPTION BOND
(Cost $871,269,989)		871,269,989

Other Municipal Security - 33.3%
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.47%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	19,760,000	19,760,000
Series 2010 A2, 0.49%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	700,000	700,000
		20,460,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	1,700,000	1,700,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1993 A:
0.85% tender 5/23/16, CP mode	5,100,000	5,100,000
0.85% tender 5/24/16, CP mode	2,200,000	2,200,000
New England Pwr. Co. Proj.) Series 1993 B, 0.65% tender 5/3/16, CP mode	1,200,000	1,200,000
		8,500,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A:
0.9% tender 5/24/16, CP mode (b)	1,000,000	1,000,000
0.9% tender 5/26/16, CP mode (b)	8,600,000	8,600,000
Series 1990 B, 0.85% tender 6/3/16, CP mode	3,100,000	3,100,000
0.7% tender 5/3/16, CP mode (b)	6,800,000	6,800,000
		19,500,000
New York - 30.2%
Albany Gen. Oblig. BAN 2% 7/1/16	37,200,000	37,300,006
Amherst Central School District BAN Series 2015, 2% 6/23/16	19,421,000	19,466,363
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	17,300,000	17,437,023
Amityville Union Free School District TAN Series 2015, 1.5% 6/24/16	8,700,000	8,714,591
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	10,300,000	10,331,913
Ballston Spa Central School District BAN Series 2015 A:
2% 6/30/16	20,824,915	20,885,440
2% 9/23/16	2,681,000	2,698,827
Bay Shore Union Free School District TAN 2% 6/24/16	17,300,000	17,342,039
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	15,400,000	15,446,603
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	16,633,134	16,656,654
Brewster Central School District BAN Series 2015, 1% 7/15/16	8,874,614	8,888,315
Buffalo Gen. Impt. Bonds Series 2016 A, 2% 4/1/17	1,760,000	1,780,706
Cheektowaga Gen. Oblig. Bonds Series 2015, 1.75% 7/15/16	934,000	936,459
Clarence Central School District BAN Series 2015, 2% 7/14/16	6,200,000	6,218,831
Connetquot Central School District TAN 2% 6/27/16	14,600,000	14,639,480
Deer Park Union Free School District TAN 2% 6/27/16	16,400,000	16,442,782
East Greenbush Central School District BAN 2% 2/10/17	10,900,000	11,021,536
East Hampton Union Free School District TAN 1.5% 6/28/16	11,700,000	11,722,914
East Islip Unified School District TAN 2% 6/30/16	19,000,000	19,050,597
East Syracuse-Minoa Central School District BAN 1.5% 6/30/16	20,108,630	20,150,468
Elwood Union Free School District TAN 2% 6/24/16	10,400,000	10,425,743
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	52,900,000	52,991,711
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2015 A, 4% 5/1/16	9,200,000	9,200,000
Grand Island Central School District BAN Series 2015, 2% 12/2/16	37,135,000	37,440,320
Hampton Bays Union Free School District TAN 2% 6/20/16	9,100,000	9,119,913
Hauppauge Union Free School District TAN 2% 6/24/16	11,200,000	11,228,728
Hilton Central School District BAN Series 2015, 1% 6/24/16	15,000,000	15,000,000
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	6,900,000	6,930,153
Kings Park Central School District TAN 2% 6/24/16	13,800,000	13,834,936
Liverpool Central School District Gen. Oblig. BAN 2% 9/30/16	3,020,150	3,038,110
Longwood Central School District:
BAN 2% 6/17/16	13,800,000	13,831,367
TAN:
1.5% 6/24/16	17,300,000	17,331,373
1.75% 6/24/16	12,200,000	12,220,999
Middle Country Century School District TAN 2% 6/27/16	20,600,000	20,654,724
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	7,300,000	7,317,971
New Rochelle BAN Series 2016 A, 2% 3/3/17	9,944,651	10,062,288
New York City Gen. Oblig. Bonds:
Series 1994 A5, 5% 8/1/16	2,115,000	2,140,052
Series 2008 A1, 5% 8/15/16	1,000,000	1,012,992
Series 2010 G3, 5% 3/1/17	2,000,000	2,073,396
Series 2011 I, 3% 8/1/16	1,175,000	1,182,810
Series 2011 I1, 5% 8/1/16	29,725,000	30,063,294
Series 2011, 5% 3/1/17	4,000,000	4,147,189
Series 2012 F, 5% 8/1/16	4,300,000	4,350,868
Series 2013 1, 4% 8/1/16	4,550,000	4,590,628
Series 2013 E, 5% 8/1/16	1,350,000	1,365,268
Series 2013, 5% 8/1/16	1,000,000	1,011,743
Series 2014 D, 5% 8/1/16	4,710,000	4,764,306
Series 2014 J, 3% 8/1/16	1,965,000	1,978,264
Series 2015 C, 2% 8/1/16	8,700,000	8,733,532
5% 8/1/16	5,240,000	5,301,075
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1E:
0.11% 5/5/16, CP	34,900,000	34,900,000
0.53% 6/2/16, CP	39,200,000	39,200,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2003 B, 5% 2/1/17	1,105,000	1,141,682
Series 2007 B, 5% 11/1/16	1,620,000	1,656,829
Series 2012 E, 5% 2/1/17 (Escrowed to Maturity)	1,830,000	1,889,768
Series 2013 B:
5% 8/1/16	1,355,000	1,370,315
5% 11/1/16	5,665,000	5,792,607
Series 2015, 3% 11/1/16	3,475,000	3,518,777
New York City Trust For Cultural Bonds Series 2014 B2:
0.48%, tender 8/29/16 (a)	43,525,000	43,525,000
0.49%, tender 12/9/16 (a)	13,100,000	13,100,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2006 D:
5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	2,345,000	2,386,124
5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	5,295,000	5,386,526
5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	6,150,000	6,254,176
5% 12/15/16 (Pre-Refunded to 12/15/16 @ 100)	1,260,000	1,294,795
New York Dorm. Auth. Revs. Series 1998:
0.14% 5/2/16, CP	17,400,000	17,400,000
0.38% 5/10/16, CP	4,400,000	4,400,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 D, 4% 6/15/16	2,920,000	2,933,167
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2012, 5% 11/1/16	3,840,000	3,926,438
New York Pwr. Auth.:
Series 1:
0.45% 5/17/16, CP	32,500,000	32,500,000
0.47% 6/9/16, CP	8,700,000	8,700,000
0.48% 7/6/16, CP	17,180,000	17,180,000
0.5% 7/6/16, CP	36,695,000	36,695,000
0.55% 1/23/17, CP	4,300,000	4,300,000
Series 2:
0.44% 6/6/16, CP	13,300,000	13,300,000
0.48% 5/6/16, CP	48,100,000	48,100,000
New York State Envir. Facilities Corp. Rev. Bonds (2010 Master Fin. Prog.) Series 2011, 5% 8/15/16	1,595,000	1,616,717
New York Urban Dev. Corp. Rev. Bonds:
Series 2009 C, 5% 12/15/16	3,500,000	3,597,090
Series 2010 A:
5% 1/1/17	8,700,000	8,955,548
5% 3/15/17	1,910,000	1,983,096
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	33,078,984	33,302,007
Series 2015 D, 2% 9/30/16	11,700,000	11,776,934
2.25% 4/4/17	14,717,199	14,909,069
Orchard Park Cent School District BAN Series 2016, 2.25% 4/7/17	14,800,000	14,989,151
Patchogue Medford Unified Free School District TAN 2% 6/24/16	12,900,000	12,932,028
Pittsford Central School District BAN 2% 2/10/17	13,740,000	13,890,950
Port Chester BAN Series 2016 A, 2% 2/23/17	5,712,000	5,781,389
Port Washington Union Free School District TAN 2% 6/21/16	13,500,000	13,531,714
Riverhead Central School District:
BAN 2% 9/16/16	2,280,000	2,293,870
TAN 2% 6/27/16	18,000,000	18,048,338
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16	5,870,000	5,922,643
Rockville Ctr. Union Free School District TAN 2% 6/24/16	6,900,000	6,917,152
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	30,424,795	30,765,586
Sayville Union Free School District TAN 1.5% 6/28/16	9,100,000	9,116,737
Smithtown Central School District TAN 1.5% 6/30/16	17,300,000	17,334,973
South Huntington Union Free School District TAN 1.5% 6/28/16	13,000,000	13,025,433
Syosset Central School District TAN 2% 6/28/16	20,800,000	20,856,661
Three Village Central School District TAN 1.75% 6/27/16	22,600,000	22,643,147
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/16	12,610,000	12,659,907
5% 6/1/16	34,120,000	34,255,668
Tonawanda Town BAN 2% 9/1/16	8,225,000	8,268,183
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2012 B, 4% 11/15/16	6,550,000	6,676,019
Ulster County Gen. Oblig. BAN Series 2015 A, 2% 11/11/16	1,145,000	1,153,198
Victor Central School District BAN:
Series 2015 A, 2% 7/7/16	8,600,000	8,626,433
Series 2015 B, 2% 9/23/16	1,663,231	1,672,460
Wappingers Central School District BAN Series 2015 B, 1.5% 6/15/16	30,915,000	30,953,465
West Babylon Union Free School District BAN 2% 8/5/16	3,400,000	3,412,860
West Seneca BAN 2% 7/28/16	25,800,000	25,896,186
White Plains City School District BAN 0.49% 6/25/16	25,879,637	25,879,637
		1,394,970,753
New York And New Jersey - 1.9%
Port Auth. of New York & New Jersey:
Bonds:
Series 178, 5% 12/1/16 (b)	4,645,000	4,764,691
Series 186, 4% 10/15/16 (b)	1,200,000	1,219,978
3% 5/1/16 (b)	6,570,000	6,570,000
4% 6/1/16	1,555,000	1,559,783
5% 9/1/16 (b)	9,045,000	9,183,791
Series A:
0.32% 6/27/16, CP (b)	10,000,000	10,000,000
0.45% 7/7/16, CP (b)	11,710,000	11,710,000
0.51% 7/25/16, CP (b)	16,675,000	16,675,000
0.52% 7/14/16, CP (b)	10,575,000	10,575,000
Series B:
0.44% 6/29/16, CP	8,900,000	8,900,000
0.52% 6/27/16, CP	5,845,000	5,845,000
		87,003,243
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.7% tender 5/3/16, CP mode (b)	4,000,000	4,000,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.65% tender 5/3/16, CP mode	1,000,000	1,000,000
		5,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.9% tender 5/24/16, CP mode (b)	2,600,000	2,600,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,539,733,996)		1,539,733,996
	Shares	Value

Investment Company - 0.9%
Fidelity Municipal Cash Central Fund, 0.34% (f)(g)
(Cost $41,059,000)	41,059,000	41,059,000
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $4,580,097,981)		4,580,097,981
NET OTHER ASSETS (LIABILITIES) - 0.8%		37,512,971
NET ASSETS - 100%		$4,617,610,952

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,805,000 or 2.2% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,100,000 or 0.1% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
JPMorgan Chase Bonds Series Putters 4410, 0.5%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$67,205,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.56%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$11,000,000
Port Auth. of New York & New Jersey Series 1991 2, 0.49% 5/31/16, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.46% 5/31/16, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.46% 5/31/16, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.46% 5/31/16, VRDN	7/8/13	$1,000,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 5/5/16 (Liquidity Facility Royal Bank of Canada New York Branch)	3/31/16	$15,200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$12,833
Total	$12,833

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2016 the cost for Federal Income Tax Purposes was $4,580,097,981.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New York AMT Tax-Free Money Market Fund

April 30, 2016

SNM-QTLY-0616
1.800352.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 51.1%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 5/6/16, VRDN (a)	$1,600,000	$1,600,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.5% 5/6/16, VRDN (a)	3,950,000	3,950,000
Georgia - 0.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.52% 5/6/16, VRDN (a)	1,100,000	1,100,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Second Series 1995, 0.34% 5/2/16, VRDN (a)	300,000	300,000
Series 2013, 0.52% 5/6/16, VRDN (a)	2,200,000	2,200,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.34% 5/2/16, VRDN (a)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.55% 5/6/16, VRDN (a)	600,000	600,000
		5,200,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 5/6/16, VRDN (a)	2,100,000	2,100,000
Series 2010 B1, 0.7% 5/6/16, VRDN (a)	2,100,000	2,100,000
		4,200,000
New York - 47.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 0.52% 5/6/16, LOC Bank of America NA, VRDN (a)	1,505,000	1,505,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 0.45% 5/6/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,250,000	3,250,000
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 C, 0.4% 5/6/16, LOC Barclays Bank PLC, VRDN (a)	1,400,000	1,400,000
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.4% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
Series 2009 C2, 0.42% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	3,900,000	3,900,000
New York City Gen. Oblig.:
Series 2006 E2, 0.28% 5/2/16, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
Series 2006 H1, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,435,000	4,435,000
Series 2006 I4, 0.28% 5/2/16 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	4,900,000	4,900,000
Series 2006 I6, 0.28% 5/2/16 (Liquidity Facility Bank of New York, New York), VRDN (a)	9,300,000	9,300,000
Series 2010 G4, 0.42% 5/6/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,000,000	7,000,000
Series 2014 D3, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,800,000	4,800,000
Series 2015 F6, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
Series 2104 1, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,500,000	2,500,000
Series D5, 0.3% 5/2/16, LOC PNC Bank NA, VRDN (a)	2,300,000	2,300,000
Series H2, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,500,000	3,500,000
Series J8, 0.41% 5/6/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,900,000	1,900,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (The Crest Proj.) Series 2005 A, 0.42% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	12,100,000	12,100,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A:
0.41% 5/6/16, LOC Freddie Mac, VRDN (a)	8,500,000	8,500,000
0.43% 5/6/16, LOC Freddie Mac, VRDN (a)	9,750,000	9,750,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.32% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	2,305,000	2,305,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA-1B, 0.31% 5/2/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,400,000	4,400,000
Series 2009 BB1, 0.3% 5/2/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,300,000	8,300,000
Series 2009 BB2, 0.3% 5/2/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,000,000	7,000,000
Series 2011 DD-3A, 0.29% 5/2/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,220,000	2,220,000
Series 2014 AA:
0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,800,000	1,800,000
0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,250,000	1,250,000
Series 2014 BB1, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Series 2016 AA2, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
0.3% 5/2/16 (Liquidity Facility PNC Bank NA), VRDN (a)	1,900,000	1,900,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.28% 5/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	4,900,000	4,900,000
Series 2003 A3, 0.4% 5/6/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,800,000	1,800,000
Series 2003 A4, 0.28% 5/2/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,000,000	2,000,000
Series 2013 C4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,500,000	3,500,000
Series 2015 E4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,100,000	4,100,000
Series 2016 A4, 0.28% 5/2/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,345,000	2,345,000
Series 2016 E4, 0.32% 5/2/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
New York Dorm. Auth. Revs.:
(Catholic Heath Sys. Obligated Group Proj.) Series 2008, 0.45% 5/6/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,240,000	1,240,000
(City Univ. Proj.) Series 2008 D, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	7,500,000	7,500,000
(College of New Rochelle Proj.) Series 2008, 0.46% 5/6/16, LOC RBS Citizens NA, VRDN (a)	5,775,000	5,775,000
(Culinary Institute of America Proj.) Series 2004 D, 0.43% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	9,125,000	9,125,000
(Fordham Univ. Proj.) Series 2008 A2, 0.41% 5/6/16, LOC Bank of America NA, VRDN (a)	9,375,000	9,375,000
(The Culinary Institute of America Proj.) Series 2006, 0.43% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	1,275,000	1,275,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.4% 5/6/16, LOC Fannie Mae, VRDN (a)	19,100,000	19,099,992
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 0.43% 5/6/16, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
(505 West 37th Street Proj.):
Series 2009 A, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
Series 2009 B, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,300,000	3,300,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.42% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,350,000	6,350,000
(88 Leonard Street Proj.) Series 2005 A, 0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,600,000	1,600,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,875,000	2,875,000
Series 2008 A, 0.39% 5/6/16, LOC Freddie Mac, VRDN (a)	6,100,000	6,100,000
Series 2010 A:
0.39% 5/6/16, LOC Freddie Mac, VRDN (a)	1,600,000	1,600,000
0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,500,000	4,500,000
Series 2013 A, 0.41% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	15,000,000	15,000,000
Series 2013 A1, 0.44% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,900,000	1,900,000
Series 2013 A2, 0.45% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,000,000	7,000,000
Series 2014 A, 0.31% 5/2/16, LOC PNC Bank NA, VRDN (a)	2,500,000	2,500,000
Series 2014 A2, 0.44% 5/6/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,500,000	2,500,000
Series 2015 A, 0.43% 5/6/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	13,600,000	13,600,000
Series 2015 A1, 0.39% 5/6/16, LOC Bank of New York, New York, VRDN (a)	7,300,000	7,300,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A1, 0.28% 5/2/16, LOC Royal Bank of Canada, VRDN (a)	1,055,000	1,055,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 G1G, 0.41% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	6,875,000	6,875,000
Series 2005 D2, 0.28% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	3,800,000	3,800,000
Series 2005 E1, 0.29% 5/2/16, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	3,900,000	3,900,000
Series 2015 E, 0.44% 5/6/16, LOC Bank of The West San Francisco, VRDN (a)	900,000	900,000
Series 2015 E1, 0.29% 5/2/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,400,000	1,400,000
Series 2015 E5, 0.29% 5/2/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000,000	3,000,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.41% 5/6/16, LOC Wells Fargo Bank NA, VRDN (a)	15,000,000	15,000,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 0.31% 5/2/16, LOC JPMorgan Chase Bank, VRDN (a)	3,100,000	3,100,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F, 0.34% 5/2/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,600,000	5,600,000
Series 2005 A, 0.38% 5/6/16, LOC TD Banknorth, NA, VRDN (a)	9,535,000	9,535,000
Westchester County Indl. Agcy. Rev. Series 2001, 0.59% 5/6/16, LOC RBS Citizens NA, VRDN (a)	955,000	955,000
		340,394,992
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.46% 5/31/16, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.46% 5/31/16, VRDN (a)(b)	3,800,000	3,800,000
		6,300,000
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.59% 5/6/16, LOC Bank of America NA, VRDN (a)	2,790,000	2,790,000
Texas - 0.7%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.52% 5/2/16, VRDN (a)	2,700,000	2,700,000
Series 2010 B, 0.52% 5/2/16, VRDN (a)	700,000	700,000
Series 2010 C, 0.51% 5/2/16, VRDN (a)	1,000,000	1,000,000
Series 2010 D, 0.51% 5/2/16, VRDN (a)	800,000	800,000
		5,200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $369,634,992)		369,634,992

Tender Option Bond - 16.4%
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.56% 5/6/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	245,000	245,000
New Jersey - 0.3%
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 6/28/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(c)	2,300,000	2,300,000
New York - 15.7%
JPMorgan Chase Bonds Series Putters 4410, 0.5%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	11,675,000	11,675,000
New York City Gen. Oblig. Participating VRDN:
Series MS 3361, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000,000	5,000,000
Series Putters 3118, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series ROC II R 14045, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	3,000,000	3,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,700,000	1,700,000
Series BC 13 3WX, 0.45% 5/6/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,965,000	1,965,000
Series Floaters 3129, 0.45% 5/6/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,100,000	2,100,000
Series MS 00 3387, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,500,000	2,500,000
Series MS 3373, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000,000	1,000,000
Series Putters 15 XM0002, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,505,000	3,505,000
Series Putters 3384, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,870,000	1,870,000
Series Putters 4397, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series ROC II R 11916, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	2,040,000	2,040,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN Series MS 3414, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500,000	1,500,000
Series 16 XF2215, 0.43% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	1,100,000	1,100,000
Series 2014 XM0029, 0.43% 5/6/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(c)	3,000,000	3,000,000
Series MS 15 XM0104, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3360, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,130,000	3,130,000
Series MS 3393, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,890,000	2,890,000
Series Putters 3857, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Series Putters 3868, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750,000	3,750,000
Series Putters 4043, 0.43% 5/2/16 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	3,570,000	3,570,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 2014 XF 0012, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series Putters 3281Z, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	210,000	210,000
New York Dorm. Auth. Revs.:
Bonds Series WF 113C, 0.56%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	1,700,000	1,700,000
Participating VRDN Series Putters 1955, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100,000	1,100,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,450,000	4,450,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,370,000	4,370,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0133, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,280,000	5,280,000
Series 15 XF0139, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,340,000	3,340,000
Series 16 ZM0174, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	600,000	600,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XF0405, 0.44% 5/6/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,605,000	5,605,000
Series MS 3083, 0.47% 5/6/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975,000	6,975,000
Util. Debt Securitization Auth. Participating VRDN Series RBC O 74, 0.46% 5/6/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,100,000	1,100,000
		113,610,000
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 XF2163, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	1,220,000	1,220,000
Series ROC II R 14077, 0.44% 5/6/16 (Liquidity Facility Citibank NA) (a)(c)	1,085,000	1,085,000
		2,305,000
TOTAL TENDER OPTION BOND
(Cost $118,460,000)		118,460,000

Other Municipal Security - 30.6%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.47%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,175,000	3,175,000
Series 2010 A2, 0.49%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	800,000	800,000
		3,975,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.8% tender 6/10/16, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1993 A:
0.85% tender 5/23/16, CP mode	800,000	800,000
0.85% tender 5/24/16, CP mode	300,000	300,000
New England Pwr. Co. Proj.) Series 1993 B, 0.65% tender 5/3/16, CP mode	300,000	300,000
		1,400,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 6/3/16, CP mode	500,000	500,000
New York - 29.4%
Albany Gen. Oblig. BAN 2% 7/1/16	6,225,299	6,242,035
Amherst Central School District BAN Series 2015, 2% 6/23/16	3,300,000	3,307,708
Amherst Gen. Oblig. BAN Series 2015, 2% 11/10/16	2,700,000	2,721,385
Amityville Union Free School District TAN Series 2015, 1.5% 6/24/16	1,300,000	1,302,180
Baldwinsville Central School District BAN Series 2015, 2% 7/15/16	1,700,000	1,705,267
Ballston Spa Central School District BAN Series 2015 A, 2% 6/30/16	3,000,000	3,008,719
Bay Shore Union Free School District TAN 2% 6/24/16	2,700,000	2,706,561
Bellmore-Merrick Central School District BAN Series 2015, 2% 7/22/16	2,600,000	2,607,868
Bethlehem Central School District BAN Series 2015, 1.5% 6/16/16	2,800,000	2,803,959
Brewster Central School District BAN Series 2015, 1% 7/15/16	1,300,000	1,302,007
Clarence Central School District BAN Series 2015, 2% 7/14/16	1,017,500	1,020,590
Connetquot Central School District TAN 2% 6/27/16	2,400,000	2,406,490
Deer Park Union Free School District TAN 2% 6/27/16	2,600,000	2,606,782
East Greenbush Central School District BAN 2% 2/10/17	1,600,000	1,617,840
East Hampton Union Free School District TAN 1.5% 6/28/16	1,800,000	1,803,525
East Islip Unified School District TAN 2% 6/30/16	3,000,000	3,007,989
East Syracuse-Minoa Central School District BAN 1.5% 6/30/16	2,900,000	2,906,034
Elwood Union Free School District TAN 2% 6/24/16	1,600,000	1,603,961
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	8,100,000	8,114,043
Erie County Indl. Dev. Agcy. School Facilities Rev. Bonds Series 2015 A, 4% 5/1/16	1,495,000	1,495,000
Grand Island Central School District BAN Series 2015, 2% 12/2/16	5,800,000	5,847,687
Hampton Bays Union Free School District TAN 2% 6/20/16	1,500,000	1,503,282
Hauppauge Union Free School District TAN 2% 6/24/16	1,800,000	1,804,617
Hilton Central School District BAN Series 2015, 1% 6/24/16	2,500,000	2,500,000
Islip Gen. Oblig. BAN Series 2015, 1.5% 10/21/16	1,100,000	1,104,807
Kings Park Central School District TAN 2% 6/24/16	2,200,000	2,205,570
Liverpool Central School District Gen. Oblig. BAN 2% 9/30/16	500,000	502,973
Longwood Central School District:
BAN 2% 6/17/16	2,000,000	2,004,546
TAN:
1.5% 6/24/16	2,700,000	2,704,896
1.75% 6/24/16	1,800,000	1,803,098
Middle Country Century School District TAN 2% 6/27/16	3,400,000	3,409,032
Mount Sinai Union Free School District TAN Series 2015, 2% 6/30/16	1,200,000	1,202,954
New Rochelle BAN Series 2016 A, 2% 3/3/17	1,400,000	1,416,561
New York City Gen. Oblig. Bonds:
Series 2009 F, 5% 8/1/16	1,425,000	1,441,200
Series 2013 E, 5% 8/1/16	1,000,000	1,011,294
Series 2013 J, 5% 8/1/16	600,000	606,629
Series 2014 D, 5% 8/1/16	1,245,000	1,259,475
Series 2014 J, 3% 8/1/16	1,000,000	1,006,862
Series 2015 C, 2% 8/1/16	1,300,000	1,305,011
5% 8/1/16	1,800,000	1,821,295
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1E:
0.11% 5/5/16, CP	5,100,000	5,100,000
0.53% 6/2/16, CP	5,800,000	5,800,000
New York City Trust For Cultural Bonds Series 2014 B2:
0.48%, tender 8/29/16 (a)	6,700,000	6,700,000
0.49%, tender 12/9/16 (a)	1,900,000	1,900,000
New York Dorm. Auth. Personal Income Tax Rev. Bonds:
Series 2006 D, 5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	1,150,000	1,169,872
Series 2010 A, 5% 2/15/17	1,000,000	1,034,847
Series 2011 E, 5% 8/15/16	1,450,000	1,469,831
5% 9/15/16 (Pre-Refunded to 9/15/16 @ 100)	1,725,000	1,755,504
New York Dorm. Auth. Revs. Series 1998:
0.14% 5/2/16, CP	2,600,000	2,600,000
0.38% 5/10/16, CP	600,000	600,000
New York Pwr. Auth.:
Series 1:
0.45% 5/17/16, CP	5,081,000	5,081,000
0.47% 6/9/16, CP	1,300,000	1,300,000
0.48% 7/6/16, CP	2,700,000	2,700,000
0.5% 7/6/16, CP	5,700,000	5,700,000
0.55% 1/23/17, CP	700,000	700,000
Series 2:
0.44% 6/6/16, CP	2,093,000	2,093,000
0.48% 5/6/16, CP	7,200,000	7,200,000
New York Urban Dev. Corp. Rev. Bonds:
Series 2010 A, 5% 1/1/17	1,300,000	1,338,185
Series 2015 A, 5% 9/15/16	4,000,000	4,068,550
North Hempstead Gen. Oblig. BAN:
Series 2015 C, 2% 9/30/16	5,200,000	5,235,059
Series 2015 D, 2% 9/30/16	1,818,531	1,830,489
2.25% 4/4/17	2,200,000	2,228,682
Orchard Park Cent School District BAN Series 2016, 2.25% 4/7/17	2,200,000	2,228,117
Patchogue Medford Unified Free School District TAN 2% 6/24/16	2,100,000	2,105,214
Pittsford Central School District BAN 2% 2/10/17	2,000,000	2,021,972
Port Washington Union Free School District TAN 2% 6/21/16	2,200,000	2,205,168
Riverhead Central School District TAN 2% 6/27/16	3,000,000	3,008,056
Rochester Gen. Oblig. Bonds Series 2015 I, 4% 8/1/16	1,000,000	1,008,968
Rockville Ctr. Union Free School District TAN 2% 6/24/16	1,100,000	1,102,734
Rotterdam-Mohonasen Central School District BAN Series 2016, 2% 3/17/17	4,500,000	4,550,396
Sayville Union Free School District TAN 1.5% 6/28/16	1,400,000	1,402,575
Smithtown Central School District TAN 1.5% 6/30/16	2,700,000	2,705,458
South Huntington Union Free School District TAN 1.5% 6/28/16	2,000,000	2,003,913
Syosset Central School District TAN 2% 6/28/16	3,200,000	3,208,717
Three Village Central School District TAN 1.75% 6/27/16	3,400,000	3,406,491
Tobacco Settlement Fing. Corp. Bonds Series 2011:
5% 6/1/16	1,100,000	1,104,301
5% 6/1/16	4,390,000	4,407,447
Tonawanda Town BAN 2% 9/1/16	1,300,000	1,306,825
Triborough Bridge & Tunnel Auth. Revs. Bonds Series 2011 A, 3% 1/1/17	1,300,000	1,321,067
Victor Central School District BAN:
Series 2015 A, 2% 7/7/16	1,400,000	1,404,303
Series 2015 B, 2% 9/23/16	300,000	301,665
Wappingers Central School District BAN Series 2015 B, 1.5% 6/15/16	4,800,000	4,805,974
West Babylon Union Free School District BAN 2% 8/5/16	600,000	602,269
West Seneca BAN 2% 7/28/16	4,200,000	4,215,658
White Plains City School District BAN 0.49% 6/25/16	3,700,000	3,700,000
		212,484,039
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series B, 0.44% 6/29/16, CP	1,400,000	1,400,000
Virginia - 0.1%
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.65% tender 5/3/16, CP mode	900,000	900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $220,959,039)		220,959,039
	Shares	Value

Investment Company - 1.6%
Fidelity Tax-Free Cash Central Fund, 0.31% (d)(e)
(Cost $11,570,000)	11,570,000	11,570,000
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $720,624,031)		720,624,031
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,841,688
NET ASSETS - 100%		$722,465,719

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,975,000 or 3.0% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
JPMorgan Chase Bonds Series Putters 4410, 0.5%, tender 6/9/16 (Liquidity Facility JPMorgan Chase Bank)	10/31/13 - 3/12/15	$11,675,000
New York Dorm. Auth. Revs. Bonds Series WF 113C, 0.56%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA)	12/3/15	$1,700,000
Port Auth. of New York & New Jersey Series 1997 1, 0.46% 5/31/16, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.46% 5/31/16, VRDN	1/3/13 - 9/12/14	$3,800,000
RBC Muni. Products, Inc. Trust Bonds Series RBC E 61, 0.56%, tender 5/5/16 (Liquidity Facility Royal Bank of Canada New York Branch)	3/31/16	$2,300,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$4,182
Total	$4,182

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At April 30, 2016 the cost for Federal Income Tax Purposes was $720,624,031.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016